Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 - Trade Receivables

	January 31,	January 31,
	2012	2011
Trade receivables	17,886	15,634
Less: Allowance for doubtful accounts	(732)	(1,217)
	17,154	14,417

Bad debt expense was $0.3 million for the year ended January 31, 2012 (January 31, 2011 - $0.5 million; January 31, 2010 – $0.4 million).